STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)	1 Months Ended		3 Months Ended		6 Months Ended			12 Months Ended
	Jul. 31, 2020	May 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Restructuring Cost and Reserve [Line Items]
Preferred stock, shares authorized			200,000,000		200,000,000		200,000,000	200,000,000	200,000,000
Preferred stock, shares issued			0		0		0	0	0
Preferred stock, shares outstanding			0		0		0	0	0
Common stock, shares authorized			1,000,000,000		1,000,000,000		1,000,000,000	1,000,000,000	1,000,000,000
Common stock, shares issued			376,452,047		376,452,047		376,275,500	376,452,047	376,275,500
Common stock, shares outstanding			376,452,047		376,452,047		376,275,500	376,452,047	376,275,500
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets			$ 4,105,376		$ 4,105,376			$ 4,105,376
Potentially dilutive securities outstanding			0	0	0	0	0	0	0
ASL [Member]
Restructuring Cost and Reserve [Line Items]
Stock issued during period acquisitions, shares	13,853	162,694			13,853			13,853
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets			$ 90,043		$ 90,043			$ 90,043
Business acquisition percentage of voting interests			99.99%		99.99%			99.99%
Non controlling interests					$ 0			$ 0